ACCOUNTS AND OTHER RECEIVABLES, NET	3 Months Ended	12 Months Ended
	Mar. 31, 2025	Dec. 31, 2024
Credit Loss [Abstract]
ACCOUNTS AND OTHER RECEIVABLES, NET

Note 3. ACCOUNTS AND OTHER RECEIVABLES, NET

The following is a summary of accounts receivables and other receivables:

	March 31, 2025	December 31, 2024
Patient service fees	$744,859	$915,488
Histology service fees	189,904	190,648
Medical director fees	11,600	5,194
Other receivables	17,381	27,874
Total accounts and other receivables, net	$963,744	$1,139,204

Note 3. ACCOUNTS AND OTHER RECEIVABLES, NET

Accounts and other receivables at December 31, 2024 and 2023, are summarized below:

	December 31,
	2024	2023
Patient service fees	$915,488	$657,717
Histology service fees	190,648	121,301
Medical director fees	5,194	3,103
Other receivables	27,874	29,553
Total accounts and other receivables, net	$1,139,204	$811,674